Retirement Benefit Plans - Summary of Sensitivity Analysis on Defined Obligations (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in defined obligation due to increase in actuarial assumption	$ (455,158)	$ (15,356)	$ (464,647)
Change in defined obligation due to decrease in actuarial assumption	461,891	15,583	508,862
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in defined obligation due to increase in actuarial assumption	453,792	15,310	500,051
Change in defined obligation due to decrease in actuarial assumption	$ (444,493)	$ (14,996)	$ (452,956)